CONCENTRATION OF RISK (Details 2) (Supplier A [Member], Supplier Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplier A [Member] | Supplier Concentration Risk [Member]
Concentration Risk, Percentage	45.70%	41.10%	37.70%